Share-based payments - Virtual shares program I - Development of the virtual shares in this program granted to management and key employees (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 Option	Dec. 31, 2020 shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 Option	Dec. 31, 2019 shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable	0	0	0
Virtual shares program I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period | Option	658,735			665,389			0
Options exercisable				0	0	0	0
Options granted to Dan Menichella
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period	7,305,838		745,236	6,640,449			7,972,425
Granted during the period	658,735		267,822	665,389		745,236	0
Expired during the period	(13,308)		106,462	0			(1,331,976)
Outstanding at the end of the period	7,951,265		906,595	7,305,838		745,236	6,640,449
Thereof vested (and expensed) | shares		7,582,906			7,305,838		6,640,449